Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On February 6, 2013, the Company declared a quarterly cash dividend of $0.075 per share on its Common Stock amounting to $12 million. The cash dividend was for the period from November 1, 2012 to January 31, 2013 and will be paid on February 28, 2013 to holders of record as of February 19, 2013.